Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2015
Income Loss Per Share Tables
Income (loss) per share
	2015	2014	2013
Comprehensive income (loss) for the year	$10,540,228	$(1,563,361)	$(5,341,561)

Weighted average number of shares outstanding:
Common shares issued	47,782,647	44,375,540	40,882,108
Convertible Preferred Shares (see (i))	-	-	778,082
Basic	47,782,647	44,375,540	41,660,190
Additional shares related to assumed exercise of
stock options and US$ Warrants under
the treasury stock method (see (ii))	1,258,736	-	-
Contingently issuable Preferred Shares (see (ii))	-	-	-
Fully diluted	49,041,383	44,375,540	41,660,190

Net income (loss) per share - Basic	$0.22	$(0.04)	$(0.13)
Net income (loss) per share - Fully diluted	$0.21	$(0.04)	$(0.13)